Equity Incentive Plan Weighted-Average Assumptions (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Expected Volatility Rate	93.00%	97.00%
Risk Free Interest Rate	1.50%	1.70%
Dividend Yield	0.00%	0.00%
Expected Term (in years)	4 years 8 months	3 years